united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)
HCM Sector Plus Fund

Class A1 Shares (HCMWX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$181	1.76%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to dividend-focused equity ETFs and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

HCM Sector Plus Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$36,555
$32,098
Mar-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	HCM Sector Plus Fund	S&P 500® Index
Mar-2015	$9,425	$10,000
Jun-2015	$9,566	$10,172
Jun-2016	$10,534	$10,578
Jun-2017	$13,196	$12,472
Jun-2018	$14,794	$14,264
Jun-2019	$14,063	$15,750
Jun-2020	$15,461	$16,932
Jun-2021	$24,604	$23,840
Jun-2022	$22,280	$21,309
Jun-2023	$24,952	$25,484
Jun-2024	$30,444	$31,742
Jun-2025	$32,098	$36,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
HCM Sector Plus Fund	5.43%	15.73%	12.87%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,722,057,725
  Number of Portfolio Holdings60
  Advisory Fee $20,516,628
  Portfolio Turnover226%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 88.7%
Communications 1.5%
Financials 1.5%
Consumer Discretionary 1.3%
Industrials 1.2%
Utilities 1.2%
Consumer Staples 1.0%
Energy 0.8%
Technology 0.8%
Materials 0.8%
Health Care 0.7%
Other Assets in Excess of Liabilities 0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	0.7%
Materials	0.8%
Technology	0.8%
Energy	0.8%
Consumer Staples	1.0%
Utilities	1.2%
Industrials	1.2%
Consumer Discretionary	1.3%
Financials	1.5%
Communications	1.5%
Equity	88.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	16.5%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	14.6%
SPDR S&P 500 ETF Trust ETF	9.6%
Vanguard High Dividend Yield ETF	8.8%
Direxion Daily S&P 500 Bull 3X	8.4%
iShares Select Dividend ETF	7.8%
ProShares UltraPro S&P 500	6.3%
Ralph Lauren Corporation	0.4%
Synchrony Financial	0.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Dividend Sector Plus Fund" to its current name effective July 21, 2025.

HCM Sector Plus Fund - Class A1 Shares (HCMWX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMWX

HCM Sector Plus Fund

Class A Shares (HCMNX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$166	1.61%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to dividend-focused equity ETFs and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

HCM Sector Plus Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$36,555
$32,537
Mar-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	HCM Sector Plus Fund	S&P 500® Index
Mar-2015	$9,425	$10,000
Jun-2015	$9,566	$10,172
Jun-2016	$10,534	$10,578
Jun-2017	$13,206	$12,472
Jun-2018	$14,825	$14,264
Jun-2019	$14,114	$15,750
Jun-2020	$15,533	$16,932
Jun-2021	$24,783	$23,840
Jun-2022	$22,481	$21,309
Jun-2023	$25,216	$25,484
Jun-2024	$30,810	$31,742
Jun-2025	$32,537	$36,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
HCM Sector Plus Fund	5.61%	15.94%	13.02%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,722,057,725
  Number of Portfolio Holdings60
  Advisory Fee $20,516,628
  Portfolio Turnover226%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	0.7%
Materials	0.8%
Technology	0.8%
Energy	0.8%
Consumer Staples	1.0%
Utilities	1.2%
Industrials	1.2%
Consumer Discretionary	1.3%
Financials	1.5%
Communications	1.5%
Equity	88.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	16.5%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	14.6%
SPDR S&P 500 ETF Trust ETF	9.6%
Vanguard High Dividend Yield ETF	8.8%
Direxion Daily S&P 500 Bull 3X	8.4%
iShares Select Dividend ETF	7.8%
ProShares UltraPro S&P 500	6.3%
Ralph Lauren Corporation	0.4%
Synchrony Financial	0.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Dividend Sector Plus Fund" to its current name effective July 21, 2025.

HCM Sector Plus Fund - Class A Shares (HCMNX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMNX

HCM Sector Plus Fund

Class I Shares (HCMQX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$140	1.36%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to dividend-focused equity ETFs and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

HCM Sector Plus Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$36,555
$35,088
Mar-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	HCM Sector Plus Fund	S&P 500® Index
Mar-2015	$10,000	$10,000
Jun-2015	$10,150	$10,172
Jun-2016	$11,176	$10,578
Jun-2017	$14,012	$12,472
Jun-2018	$15,729	$14,264
Jun-2019	$14,974	$15,750
Jun-2020	$16,537	$16,932
Jun-2021	$26,459	$23,840
Jun-2022	$24,065	$21,309
Jun-2023	$27,060	$25,484
Jun-2024	$33,151	$31,742
Jun-2025	$35,088	$36,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
HCM Sector Plus Fund	5.85%	16.24%	13.21%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,722,057,725
  Number of Portfolio Holdings60
  Advisory Fee $20,516,628
  Portfolio Turnover226%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	0.7%
Materials	0.8%
Technology	0.8%
Energy	0.8%
Consumer Staples	1.0%
Utilities	1.2%
Industrials	1.2%
Consumer Discretionary	1.3%
Financials	1.5%
Communications	1.5%
Equity	88.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	16.5%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	14.6%
SPDR S&P 500 ETF Trust ETF	9.6%
Vanguard High Dividend Yield ETF	8.8%
Direxion Daily S&P 500 Bull 3X	8.4%
iShares Select Dividend ETF	7.8%
ProShares UltraPro S&P 500	6.3%
Ralph Lauren Corporation	0.4%
Synchrony Financial	0.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Dividend Sector Plus Fund" to its current name effective July 21, 2025.

HCM Sector Plus Fund - Class I Shares (HCMQX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMQX

HCM Sector Plus Fund

Class R Shares (HCMZX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$150	1.46%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to dividend-focused equity ETFs and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

HCM Sector Plus Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$36,555
$34,614
Mar-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	HCM Sector Plus Fund	S&P 500® Index
Mar-2015	$10,000	$10,000
Jun-2015	$10,150	$10,172
Jun-2016	$11,176	$10,578
Jun-2017	$14,012	$12,472
Jun-2018	$15,730	$14,264
Jun-2019	$14,975	$15,750
Jun-2020	$16,520	$16,932
Jun-2021	$26,358	$23,840
Jun-2022	$23,909	$21,309
Jun-2023	$26,818	$25,484
Jun-2024	$32,772	$31,742
Jun-2025	$34,614	$36,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
HCM Sector Plus Fund	5.62%	15.94%	13.05%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,722,057,725
  Number of Portfolio Holdings60
  Advisory Fee $20,516,628
  Portfolio Turnover226%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	0.7%
Materials	0.8%
Technology	0.8%
Energy	0.8%
Consumer Staples	1.0%
Utilities	1.2%
Industrials	1.2%
Consumer Discretionary	1.3%
Financials	1.5%
Communications	1.5%
Equity	88.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	16.5%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	14.6%
SPDR S&P 500 ETF Trust ETF	9.6%
Vanguard High Dividend Yield ETF	8.8%
Direxion Daily S&P 500 Bull 3X	8.4%
iShares Select Dividend ETF	7.8%
ProShares UltraPro S&P 500	6.3%
Ralph Lauren Corporation	0.4%
Synchrony Financial	0.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Dividend Sector Plus Fund" to its current name effective July 21, 2025.

HCM Sector Plus Fund - Class R Shares (HCMZX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMZX

HCM Sector Plus Fund

Investor Class Shares (HCMPX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Sector Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$242	2.36%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to dividend-focused equity ETFs and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

HCM Sector Plus Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$36,555
$32,038
Mar-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	HCM Sector Plus Fund	S&P 500® Index
Mar-2015	$10,000	$10,000
Jun-2015	$10,150	$10,172
Jun-2016	$11,090	$10,578
Jun-2017	$13,806	$12,472
Jun-2018	$15,386	$14,264
Jun-2019	$14,529	$15,750
Jun-2020	$15,877	$16,932
Jun-2021	$25,149	$23,840
Jun-2022	$22,631	$21,309
Jun-2023	$25,198	$25,484
Jun-2024	$30,560	$31,742
Jun-2025	$32,038	$36,555

Average Annual Total Returns

	1 Year	5 Years	10 Years
HCM Sector Plus Fund	4.84%	15.07%	12.18%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,722,057,725
  Number of Portfolio Holdings60
  Advisory Fee $20,516,628
  Portfolio Turnover226%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	0.7%
Materials	0.8%
Technology	0.8%
Energy	0.8%
Consumer Staples	1.0%
Utilities	1.2%
Industrials	1.2%
Consumer Discretionary	1.3%
Financials	1.5%
Communications	1.5%
Equity	88.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	16.5%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	14.6%
SPDR S&P 500 ETF Trust ETF	9.6%
Vanguard High Dividend Yield ETF	8.8%
Direxion Daily S&P 500 Bull 3X	8.4%
iShares Select Dividend ETF	7.8%
ProShares UltraPro S&P 500	6.3%
Ralph Lauren Corporation	0.4%
Synchrony Financial	0.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Dividend Sector Plus Fund" to its current name effective July 21, 2025.

HCM Sector Plus Fund - Investor Class Shares (HCMPX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMPX

HCM Dynamic Income Fund

Class A Shares (HCMBX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$191	1.86%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations across asset classes. In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations for Federal Reserve rate cuts. A weaker-than-expected July jobs report reinforced the dovish outlook, boosting bond prices across sectors. However, the Bank of Japan’s unexpected rate hike in late July triggered a partial unwind of the yen carry trade, contributing to elevated volatility in longer-duration fixed income markets. The Fund actively responded through tactical trading in a leveraged 20-plus-year Treasury bond ETF, guided by multiple signals from the HCM Pivot Point®. Convertible securities provided hybrid exposure to equity upside and interest rate sensitivity, contributing positively during favorable trend periods. Emerging market bonds delivered mixed results amid fluctuating global risk sentiment. In the fourth quarter, growing concerns over U.S. fiscal deficits and reduced expectations for rate cuts in 2025 placed renewed pressure on the broader bond market.

In the first half of 2025, bond market performance was shaped by elevated rate volatility, driven by renewed trade policy uncertainty and shifting expectations for Federal Reserve action. Intermittent tariff announcements and geopolitical tensions contributed to brief risk-off rallies in Treasuries, while inconsistent economic data led to frequent repricing of policy outlooks. The Fund’s allocation to high-yield bonds benefited from resilient U.S. economic growth and sustained investor appetite for credit exposure. Convertible securities supported balanced participation as equity markets rebounded and rate volatility moderated, while a more stable U.S. dollar helped lift emerging market debt.

Fund performance is attributable to exposure to convertible, high-yield, and emerging market bond ETFs, as well as tactical trading in a leveraged 20-plus-year Treasury bond ETF.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Dynamic Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,785
$10,019
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	HCM Dynamic Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2022	$9,425	$10,000
Jun-2023	$9,222	$9,906
Jun-2024	$9,496	$10,167
Jun-2025	$10,019	$10,785

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2022)
HCM Dynamic Income Fund	5.50%	2.06%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$121,589,736
  Number of Portfolio Holdings5
  Advisory Fee $1,597,069
  Portfolio Turnover201%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Fixed Income	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	23.8%
iShares Convertible Bond ETF	23.8%
iShares iBoxx $ High Yield Corporate Bond ETF	21.9%
SPDR Bloomberg High Yield Bond ETF	19.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

HCM Dynamic Income Fund - Class A Shares (HCMBX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMBX

HCM Dynamic Income Fund

Class I Shares (HCMUX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$166	1.61%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations across asset classes. In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations for Federal Reserve rate cuts. A weaker-than-expected July jobs report reinforced the dovish outlook, boosting bond prices across sectors. However, the Bank of Japan’s unexpected rate hike in late July triggered a partial unwind of the yen carry trade, contributing to elevated volatility in longer-duration fixed income markets. The Fund actively responded through tactical trading in a leveraged 20-plus-year Treasury bond ETF, guided by multiple signals from the HCM Pivot Point®. Convertible securities provided hybrid exposure to equity upside and interest rate sensitivity, contributing positively during favorable trend periods. Emerging market bonds delivered mixed results amid fluctuating global risk sentiment. In the fourth quarter, growing concerns over U.S. fiscal deficits and reduced expectations for rate cuts in 2025 placed renewed pressure on the broader bond market.

In the first half of 2025, bond market performance was shaped by elevated rate volatility, driven by renewed trade policy uncertainty and shifting expectations for Federal Reserve action. Intermittent tariff announcements and geopolitical tensions contributed to brief risk-off rallies in Treasuries, while inconsistent economic data led to frequent repricing of policy outlooks. The Fund’s allocation to high-yield bonds benefited from resilient U.S. economic growth and sustained investor appetite for credit exposure. Convertible securities supported balanced participation as equity markets rebounded and rate volatility moderated, while a more stable U.S. dollar helped lift emerging market debt.

Fund performance is attributable to exposure to convertible, high-yield, and emerging market bond ETFs, as well as tactical trading in a leveraged 20-plus-year Treasury bond ETF.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Dynamic Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,785
$10,697
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	HCM Dynamic Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2022	$10,000	$10,000
Jun-2023	$9,794	$9,906
Jun-2024	$10,102	$10,167
Jun-2025	$10,697	$10,785

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2022)
HCM Dynamic Income Fund	5.89%	2.27%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$121,589,736
  Number of Portfolio Holdings5
  Advisory Fee $1,597,069
  Portfolio Turnover201%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Fixed Income	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	23.8%
iShares Convertible Bond ETF	23.8%
iShares iBoxx $ High Yield Corporate Bond ETF	21.9%
SPDR Bloomberg High Yield Bond ETF	19.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

HCM Dynamic Income Fund - Class I Shares (HCMUX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMUX

HCM Dynamic Income Fund

Investor Class Shares (HCMFX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Dynamic Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$267	2.61%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations across asset classes. In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations for Federal Reserve rate cuts. A weaker-than-expected July jobs report reinforced the dovish outlook, boosting bond prices across sectors. However, the Bank of Japan’s unexpected rate hike in late July triggered a partial unwind of the yen carry trade, contributing to elevated volatility in longer-duration fixed income markets. The Fund actively responded through tactical trading in a leveraged 20-plus-year Treasury bond ETF, guided by multiple signals from the HCM Pivot Point®. Convertible securities provided hybrid exposure to equity upside and interest rate sensitivity, contributing positively during favorable trend periods. Emerging market bonds delivered mixed results amid fluctuating global risk sentiment. In the fourth quarter, growing concerns over U.S. fiscal deficits and reduced expectations for rate cuts in 2025 placed renewed pressure on the broader bond market.

In the first half of 2025, bond market performance was shaped by elevated rate volatility, driven by renewed trade policy uncertainty and shifting expectations for Federal Reserve action. Intermittent tariff announcements and geopolitical tensions contributed to brief risk-off rallies in Treasuries, while inconsistent economic data led to frequent repricing of policy outlooks. The Fund’s allocation to high-yield bonds benefited from resilient U.S. economic growth and sustained investor appetite for credit exposure. Convertible securities supported balanced participation as equity markets rebounded and rate volatility moderated, while a more stable U.S. dollar helped lift emerging market debt.

Fund performance is attributable to exposure to convertible, high-yield, and emerging market bond ETFs, as well as tactical trading in a leveraged 20-plus-year Treasury bond ETF.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Dynamic Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,785
$10,532
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	HCM Dynamic Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2022	$10,000	$10,000
Jun-2023	$9,794	$9,906
Jun-2024	$10,050	$10,167
Jun-2025	$10,532	$10,785

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2022)
HCM Dynamic Income Fund	4.80%	1.74%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$121,589,736
  Number of Portfolio Holdings5
  Advisory Fee $1,597,069
  Portfolio Turnover201%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Fixed Income	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	23.8%
iShares Convertible Bond ETF	23.8%
iShares iBoxx $ High Yield Corporate Bond ETF	21.9%
SPDR Bloomberg High Yield Bond ETF	19.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

HCM Dynamic Income Fund - Investor Class Shares (HCMFX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMFX

HCM Multi-Asset Plus Fund

Class A Shares (HCMEX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$138	1.33%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to a large-cap growth equity tilt, bond and Treasury exposure, and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Multi-Asset Plus Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,275
$20,081
$11,390
Nov-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	HCM Multi-Asset Plus Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Nov-2016	$9,425	$10,000	$10,000
Jun-2017	$9,812	$10,111	$11,352
Jun-2018	$10,600	$10,071	$12,984
Jun-2019	$10,573	$10,863	$14,337
Jun-2020	$12,789	$11,813	$15,413
Jun-2021	$16,990	$11,773	$21,700
Jun-2022	$13,885	$10,562	$19,397
Jun-2023	$15,250	$10,463	$23,197
Jun-2024	$18,634	$10,738	$28,894
Jun-2025	$20,081	$11,390	$33,275

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 9, 2016)
HCM Multi-Asset Plus Fund	7.77%	9.44%	9.15%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.52%
S&P 500® Index	15.16%	16.64%	14.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$748,674,160
  Number of Portfolio Holdings7
  Advisory Fee $6,936,818
  Portfolio Turnover187%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	29.9%
Equity	69.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	20.3%
Vanguard Mega Cap Growth ETF	16.3%
Invesco QQQ Trust Series 1 ETF	16.3%
iShares Core U.S. Aggregate Bond ETF	15.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	14.8%
ProShares Ultra S&P500	10.3%
Direxion Daily S&P 500 Bull 3X	6.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Income Plus Fund" to its current name effective July 21, 2025.

HCM Multi-Asset Plus Fund - Class A Shares (HCMEX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMEX

HCM Multi-Asset Plus Fund

Class I Shares (HCMLX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$112	1.08%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to a large-cap growth equity tilt, bond and Treasury exposure, and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Multi-Asset Plus Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,659
$19,115
$10,303
Sep-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	HCM Multi-Asset Plus Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Sep-2019	$10,000	$10,000	$10,000
Jun-2020	$12,013	$10,685	$10,495
Jun-2021	$15,995	$10,650	$14,777
Jun-2022	$13,097	$9,554	$13,208
Jun-2023	$14,424	$9,464	$15,796
Jun-2024	$17,668	$9,713	$19,675
Jun-2025	$19,115	$10,303	$22,659

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 11, 2019)
HCM Multi-Asset Plus Fund	8.19%	9.73%	11.81%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	0.52%
S&P 500® Index	15.16%	16.64%	15.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$748,674,160
  Number of Portfolio Holdings7
  Advisory Fee $6,936,818
  Portfolio Turnover187%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	29.9%
Equity	69.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	20.3%
Vanguard Mega Cap Growth ETF	16.3%
Invesco QQQ Trust Series 1 ETF	16.3%
iShares Core U.S. Aggregate Bond ETF	15.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	14.8%
ProShares Ultra S&P500	10.3%
Direxion Daily S&P 500 Bull 3X	6.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Income Plus Fund" to its current name effective July 21, 2025.

HCM Multi-Asset Plus Fund - Class I Shares (HCMLX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMLX

HCM Multi-Asset Plus Fund

Investor Class Shares (HCMKX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Multi-Asset Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$215	2.08%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to a large-cap growth equity tilt, bond and Treasury exposure, and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Multi-Asset Plus Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,275
$19,999
$11,390
Nov-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	HCM Multi-Asset Plus Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Nov-2016	$10,000	$10,000	$10,000
Jun-2017	$10,372	$10,111	$11,352
Jun-2018	$11,126	$10,071	$12,984
Jun-2019	$11,009	$10,863	$14,337
Jun-2020	$13,223	$11,813	$15,413
Jun-2021	$17,446	$11,773	$21,700
Jun-2022	$14,149	$10,562	$19,397
Jun-2023	$15,427	$10,463	$23,197
Jun-2024	$18,701	$10,738	$28,894
Jun-2025	$19,999	$11,390	$33,275

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 9, 2016)
HCM Multi-Asset Plus Fund	6.94%	8.63%	8.35%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.52%
S&P 500® Index	15.16%	16.64%	14.93%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$748,674,160
  Number of Portfolio Holdings7
  Advisory Fee $6,936,818
  Portfolio Turnover187%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	29.9%
Equity	69.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	20.3%
Vanguard Mega Cap Growth ETF	16.3%
Invesco QQQ Trust Series 1 ETF	16.3%
iShares Core U.S. Aggregate Bond ETF	15.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	14.8%
ProShares Ultra S&P500	10.3%
Direxion Daily S&P 500 Bull 3X	6.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Income Plus Fund" to its current name effective July 21, 2025.

HCM Multi-Asset Plus Fund - Investor Class Shares (HCMKX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMKX

HCM Tactical Plus Fund

Class A Shares (HCMGX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$169	1.61%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to exposure to large-cap growth equity exposure and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	HCM Tactical Plus Fund	HFRX Equity Hedge Index	S&P 500® Index
Jul-2014	$9,425	$10,000	$10,000
Jun-2015	$9,164	$10,323	$10,675
Jun-2016	$8,380	$9,463	$11,102
Jun-2017	$11,148	$10,227	$13,088
Jun-2018	$14,060	$10,869	$14,970
Jun-2019	$12,885	$10,409	$16,529
Jun-2020	$16,428	$10,189	$17,770
Jun-2021	$27,156	$12,267	$25,019
Jun-2022	$21,244	$12,153	$22,363
Jun-2023	$24,778	$12,714	$26,744
Jun-2024	$31,915	$13,874	$33,312
Jun-2025	$35,065	$14,849	$38,363

Average Annual Total Returns

	1 Year	5 Years	10 Years
HCM Tactical Plus Fund	9.87%	16.37%	14.36%
HFRX Equity Hedge Index	7.03%	7.82%	3.70%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,784,510,923
  Number of Portfolio Holdings25
  Advisory Fee $20,695,962
  Portfolio Turnover264%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	0.1%
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.6%
Technology	1.4%
Equity	97.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.7%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.1%
ProShares Ultra QQQ	17.8%
ProShares UltraPro QQQ	15.8%
Vanguard Growth ETF	6.7%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.5%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Tactical Growth Fund" to its current name effective July 21, 2025.

HCM Tactical Plus Fund

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMGX

HCM Tactical Plus Fund

Investor Class Shares (HCMDX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$247	2.36%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to exposure to large-cap growth equity exposure and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	HCM Tactical Plus Fund	HFRX Equity Hedge Index	S&P 500® Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,720	$10,323	$10,675
Jun-2016	$8,820	$9,463	$11,102
Jun-2017	$11,651	$10,227	$13,088
Jun-2018	$14,584	$10,869	$14,970
Jun-2019	$13,266	$10,409	$16,529
Jun-2020	$16,780	$10,189	$17,770
Jun-2021	$27,540	$12,267	$25,019
Jun-2022	$21,378	$12,153	$22,363
Jun-2023	$24,744	$12,714	$26,744
Jun-2024	$31,649	$13,874	$33,312
Jun-2025	$34,515	$14,849	$38,363

Average Annual Total Returns

	1 Year	5 Years	10 Years
HCM Tactical Plus Fund	9.06%	15.52%	13.51%
HFRX Equity Hedge Index	7.03%	7.82%	3.70%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,784,510,923
  Number of Portfolio Holdings25
  Advisory Fee $20,695,962
  Portfolio Turnover264%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	0.1%
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.6%
Technology	1.4%
Equity	97.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.7%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.1%
ProShares Ultra QQQ	17.8%
ProShares UltraPro QQQ	15.8%
Vanguard Growth ETF	6.7%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.5%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Tactical Growth Fund" to its current name effective July 21, 2025.

HCM Tactical Plus Fund

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMDX

HCM Tactical Plus Fund

Class I Shares: (HCMIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$143	1.36%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to exposure to large-cap growth equity exposure and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	HCM Tactical Plus Fund	HFRX Equity Hedge Index	S&P 500® Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,720	$10,323	$10,675
Jun-2016	$8,890	$9,463	$11,102
Jun-2017	$11,823	$10,227	$13,088
Jun-2018	$14,908	$10,869	$14,970
Jun-2019	$13,663	$10,409	$16,529
Jun-2020	$17,418	$10,189	$17,770
Jun-2021	$28,861	$12,267	$25,019
Jun-2022	$22,641	$12,153	$22,363
Jun-2023	$26,463	$12,714	$26,744
Jun-2024	$34,181	$13,874	$33,312
Jun-2025	$37,647	$14,849	$38,363

Average Annual Total Returns

	1 Year	5 Years	10 Years
HCM Tactical Plus Fund	10.14%	16.67%	14.50%
HFRX Equity Hedge Index	7.03%	7.82%	3.70%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,784,510,923
  Number of Portfolio Holdings25
  Advisory Fee $20,695,962
  Portfolio Turnover264%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	0.1%
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.6%
Technology	1.4%
Equity	97.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.7%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.1%
ProShares Ultra QQQ	17.8%
ProShares UltraPro QQQ	15.8%
Vanguard Growth ETF	6.7%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.5%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Tactical Growth Fund" to its current name effective July 21, 2025.

HCM Tactical Plus Fund

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMIX

HCM Tactical Plus Fund

Class R Shares: (HCMSX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Tactical Plus Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.howardcmfunds.com/resources/. You can also request this information by contacting us at 1-855-969-8464. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$153	1.46%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund's strategy remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities. Exposure was reestablished in areas showing strong momentum.

Fund performance is attributable to exposure to large-cap growth equity exposure and tactical use of leveraged index ETFs. The Fund captured the upside in strong market periods, particularly in the latter part of 2024. However, sharp reversals in 2025 led to whipsaw effects that detracted from returns despite a disciplined approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	HCM Tactical Plus Fund	HFRX Equity Hedge Index	S&P 500® Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,720	$10,323	$10,675
Jun-2016	$8,890	$9,463	$11,102
Jun-2017	$11,823	$10,227	$13,088
Jun-2018	$14,908	$10,869	$14,970
Jun-2019	$13,663	$10,409	$16,529
Jun-2020	$17,418	$10,189	$17,770
Jun-2021	$28,785	$12,267	$25,019
Jun-2022	$22,520	$12,153	$22,363
Jun-2023	$26,265	$12,714	$26,744
Jun-2024	$33,827	$13,874	$33,312
Jun-2025	$37,165	$14,849	$38,363

Average Annual Total Returns

	1 Year	5 Years	10 Years
HCM Tactical Plus Fund	9.87%	16.37%	14.35%
HFRX Equity Hedge Index	7.03%	7.82%	3.70%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,784,510,923
  Number of Portfolio Holdings25
  Advisory Fee $20,695,962
  Portfolio Turnover264%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	0.1%
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.6%
Technology	1.4%
Equity	97.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.7%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.1%
ProShares Ultra QQQ	17.8%
ProShares UltraPro QQQ	15.8%
Vanguard Growth ETF	6.7%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.5%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Tactical Growth Fund" to its current name effective July 21, 2025.

HCM Tactical Plus Fund

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.howardcmfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-HCMSX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $ 72,000

2024 - $ 71,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $ 16,000

2024 – $ 16,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

HCM Tactical Plus Fund
(formerly known as HCM Tactical Growth Fund)
Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Sector Plus Fund
(formerly known as HCM Dividend Sector Plus Fund)
Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Multi-Asset Plus Fund
(formerly known as HCM Income Plus Fund)
Class A Shares: HCMEX
Class I Shares: HCMLX
Investor Class Shares: HCMKX

HCM Dynamic Income Fund
Class A Shares: HCMBX
Class I Shares: HCMUX
Investor Class Shares: HCMFX

Annual Financial Statements
and Additional Information

June 30, 2025

1-855-969-8464
www.howardcmfunds.com

HCM TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 2.6%
	AUTOMOTIVE - 0.1%
3,116	Tesla, Inc.(a)	$989,829

	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,183,850

	CHEMICALS - 0.1%
11,050	CF Industries Holdings, Inc.	1,016,600

	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	2,556,112

	INFRASTRUCTURE REIT - 0.1%
5,594	American Tower Corporation, Class A	1,236,386
8,769	Crown Castle, Inc.	900,839
		2,137,225
	INTERNET MEDIA & SERVICES - 0.6%
12,288	Alphabet, Inc., Class A	2,165,514
6,213	Alphabet, Inc., Class C	1,102,124
11,824	Meta Platforms, Inc., Class A	8,727,176
		11,994,814
	OIL & GAS PRODUCERS - 0.1%
6,500	Chevron Corporation	930,735

	SELF-STORAGE REIT - 0.1%
6,704	Extra Space Storage, Inc.	988,438

	SEMICONDUCTORS - 0.9%
19,502	Advanced Micro Devices, Inc.(a)	2,767,334
88,960	NVIDIA Corporation	14,054,790
10,156	QUALCOMM, Inc.	1,617,445
		18,439,569
	SOFTWARE - 0.2%
1,000	Atlassian Corporation, Class A(a)	203,090
5,200	Microsoft Corporation	2,586,532

See accompanying notes to financial statements.

HCM TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 2.6% (Continued)
	SOFTWARE - 0.2% (Continued)
4,485	Salesforce, Inc.	$1,223,015
		4,012,637
	TECHNOLOGY HARDWARE - 0.1%
8,056	Apple, Inc.	1,652,850

	TECHNOLOGY SERVICES - 0.1%
13,587	PayPal Holdings, Inc.(a)	1,009,786

	TOTAL COMMON STOCKS (Cost $22,322,462)	46,912,445

	EXCHANGE-TRADED FUNDS — 97.2%
	EQUITY - 97.2%
636,751	Invesco QQQ Trust Series 1 ETF	351,257,321
2,697,550	ProShares Ultra QQQ	317,528,611
3,301,237	ProShares Ultra S&P500	322,596,880
3,392,190	ProShares UltraPro QQQ	281,551,770
271,000	Vanguard Growth ETF	118,806,400
935,707	Vanguard Mega Cap Growth ETF	342,627,832
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,256,481,675)	1,734,368,814

	TOTAL INVESTMENTS - 99.8% (Cost $1,278,804,137)	$1,781,281,259
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	3,229,664
	NET ASSETS - 100.0%	$1,784,510,923

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Non-income producing security

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9%
	APPAREL & TEXTILE PRODUCTS - 0.4%
26,333	Ralph Lauren Corporation	$7,222,615

	AUTOMOTIVE - 0.4%
76,278	BorgWarner, Inc.	2,553,787
97,077	General Motors Company	4,777,160
		7,330,947
	BANKING - 0.6%
73,828	Citigroup, Inc.	6,284,239
23,871	M&T Bank Corporation	4,630,735
		10,914,974
	BIOTECH & PHARMA - 0.4%
178,927	Organon & Company	1,732,013
90,184	Pfizer, Inc.	2,186,060
308,928	Viatris, Inc.	2,758,728
		6,676,801
	CHEMICALS - 0.5%
19,313	Albemarle Corporation	1,210,346
34,974	CF Industries Holdings, Inc.	3,217,608
85,615	Mosaic Company (The)	3,123,235
		7,551,189
	ELECTRIC UTILITIES - 1.2%
237,447	AES Corporation (The)	2,497,942
64,506	Entergy Corporation	5,361,740
60,741	Evergy, Inc.	4,186,877
126,362	PPL Corporation	4,282,408
51,345	Public Service Enterprise Group, Inc.	4,322,222
		20,651,189
	ENTERTAINMENT CONTENT - 0.7%
98,267	Fox Corporation, Class A	5,506,883
106,260	Fox Corporation, Class B	5,486,204
		10,993,087
	FOOD - 0.2%
63,601	Tyson Foods, Inc., Class A	3,557,840

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.3%
5,945	Humana, Inc.	$1,453,434
23,450	Universal Health Services, Inc., Class B	4,247,967
		5,701,401
	HOME CONSTRUCTION - 0.5%
27,216	Lennar Corporation, Class A	3,010,362
41,197	PulteGroup, Inc.	4,344,635
		7,354,997
	HOTEL OWNERS & DEVELOPERS - 0.0%(a)
13,608	Millrose Properties, Inc.(b)	387,964

	INSURANCE - 0.5%
8,633	Berkshire Hathaway, Inc., Class B(b)	4,193,652
48,523	MetLife, Inc.	3,902,220
		8,095,872
	OIL & GAS PRODUCERS - 0.8%
76,259	APA Corporation	1,394,777
106,605	Coterra Energy, Inc.	2,705,635
67,680	EQT Corporation	3,947,097
20,399	Marathon Petroleum Corporation	3,388,478
23,556	Valero Energy Corporation	3,166,398
		14,602,385
	PUBLISHING & BROADCASTING - 0.3%
143,272	News Corporation, Class B	4,915,662

	RETAIL - CONSUMER STAPLES - 0.3%
68,091	Kroger Company (The)	4,884,168

	SEMICONDUCTORS - 0.1%
30,558	Skyworks Solutions, Inc.	2,277,182

	SPECIALTY FINANCE - 0.4%
102,478	Synchrony Financial	6,839,382

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	STEEL - 0.3%
19,174	Nucor Corporation	$2,483,800
27,639	Steel Dynamics, Inc.	3,538,068
		6,021,868
	TECHNOLOGY HARDWARE - 0.4%
178,604	Hewlett Packard Enterprise Company	3,652,452
115,577	HP, Inc.	2,827,013
		6,479,465
	TECHNOLOGY SERVICES - 0.3%
44,068	Cognizant Technology Solutions Corporation, Class A	3,438,626
136,795	DXC Technology Company(b)	2,091,596
		5,530,222
	TELECOMMUNICATIONS - 0.6%
202,853	AT&T, Inc.	5,870,566
95,278	Verizon Communications, Inc.	4,122,679
		9,993,245
	TOBACCO & CANNABIS - 0.2%
70,078	Altria Group, Inc.	4,108,673

	TRANSPORTATION & LOGISTICS - 1.2%
88,489	Alaska Air Group, Inc.(b)	4,378,436
245,913	American Airlines Group, Inc.(b)	2,759,144
85,071	Delta Air Lines, Inc.	4,183,792
113,737	Southwest Airlines Company	3,689,628
75,425	United Airlines Holdings, Inc.(b)	6,006,092
		21,017,092
	WHOLESALE - CONSUMER STAPLES - 0.3%
40,126	Archer-Daniels-Midland Company	2,117,850
28,136	Bunge Global S.A.	2,258,758
		4,376,608

	TOTAL COMMON STOCKS (Cost $154,359,385)	187,484,828

See accompanying notes to financial statements.

HCM SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.7%
	EQUITY - 88.7%
835,617	Direxion Daily S&P 500 Bull 3X	$145,004,618
1,011,427	iShares Select Dividend ETF	134,327,620
2,418,041	ProShares Ultra QQQ	284,627,607
2,869,603	ProShares Ultra S&P500	280,417,605
1,190,076	ProShares UltraPro S&P 500	108,820,549
268,284	SPDR S&P 500 ETF Trust ETF	165,759,269
1,231,457	Vanguard Dividend Appreciation ETF	252,042,304
12,580	Vanguard Growth ETF	5,515,072
1,132,957	Vanguard High Dividend Yield ETF	151,034,498
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,232,472,364)	1,527,549,142

	TOTAL INVESTMENTS - 99.6% (Cost $1,386,831,749)	$1,715,033,970
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	7,023,755
	NET ASSETS - 100.0%	$1,722,057,725

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

See accompanying notes to financial statements.

HCM MULTI-ASSET PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 69.7%
276,300	Direxion Daily S&P 500 Bull 3X	$47,946,339
221,689	Invesco QQQ Trust Series 1 ETF	122,292,520
1,294,125	ProShares Ultra QQQ	152,331,454
788,850	ProShares Ultra S&P500	77,086,422
334,258	Vanguard Mega Cap Growth ETF	122,395,252
		522,051,987
	FIXED INCOME - 29.9%
1,134,190	iShares Core U.S. Aggregate Bond ETF	112,511,648
1,211,915	SPDR Bloomberg 1-3 Month T-Bill ETF	111,168,963
		223,680,611

	TOTAL EXCHANGE-TRADED FUNDS (Cost $629,539,914)	745,732,598

	TOTAL INVESTMENTS - 99.6% (Cost $629,539,914)	$745,732,598
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	2,941,562
	NET ASSETS - 100.0%	$748,674,160

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	FIXED INCOME - 99.3%
320,536	iShares Convertible Bond ETF	$28,880,294
329,641	iShares iBoxx $ High Yield Corporate Bond ETF	26,585,547
131,146	iShares J.P. Morgan USD Emerging Markets Bond ETF	12,146,743
350,546	SPDR Bloomberg Convertible Securities ETF	28,976,131
248,368	SPDR Bloomberg High Yield Bond ETF	24,158,755
	TOTAL EXCHANGE-TRADED FUNDS (Cost $110,903,557)	120,747,470

	TOTAL INVESTMENTS - 99.3% (Cost $110,903,557)	$120,747,470
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	842,266
	NET ASSETS - 100.0%	$121,589,736

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	HCM Tactical Plus	HCM Sector Plus	HCM Multi-Asset	HCM Dynamic
	Fund	Fund	Plus Fund	Income Fund
ASSETS
Investment securities:
At cost	$1,278,804,137	$1,386,831,749	$629,539,914	$110,903,557
At fair value	$1,781,281,259	$1,715,033,970	$745,732,598	$120,747,470
Cash and cash equivalents	—	5,679,464	3,493,605	1,074,760
Receivable for securities sold	6,000,848	—	—	—
Receivable for fund shares sold	1,071,989	1,441,560	480,828	47,912
Dividends and interest receivable	2,741,215	3,489,450	762,682	1,767
Prepaid expenses	53,360	58,657	23,590	33,986
TOTAL ASSETS	1,791,148,671	1,725,703,101	750,493,303	121,905,895

LIABILITIES
Due to custodian	2,304,103	—	—	—
Investment advisory fees payable	1,744,569	1,686,726	577,459	124,439
Payable for fund shares redeemed	1,707,204	1,056,194	862,705	80,189
Distribution (12b-1) fees payable	645,719	671,550	244,136	22,005
Payable to related parties	77,569	79,763	40,588	18,725
Accrued expenses and other liabilities	158,584	151,143	94,255	70,801
TOTAL LIABILITIES	6,637,748	3,645,376	1,819,143	316,159
NET ASSETS	$1,784,510,923	$1,722,057,725	$748,674,160	$121,589,736

Net Assets Consist Of:
Paid in capital	$1,287,872,392	$1,448,504,489	$621,118,939	$120,415,110
Accumulated earnings	496,638,531	273,553,236	127,555,221	1,174,626
NET ASSETS	$1,784,510,923	$1,722,057,725	$748,674,160	$121,589,736

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025

	HCM Tactical Plus		HCM Sector Plus		HCM Multi-Asset	HCM Dynamic
	Fund		Fund		Plus Fund	Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,085,527,530		$980,801,675		$465,666,955	$107,378,148
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	36,144,753		50,820,959		26,967,667	10,627,973
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$30.03		$19.30		$17.27	$10.10
Maximum offering price per share (maximum sales charge of 5.75%)	$31.86		$20.48		$18.32	$10.72

Class I Shares:
Net Assets	$144,122,642		$136,800,116		$84,608,278	$14,195,885
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,729,300		6,988,633		4,872,557	1,406,053
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$30.47		$19.57		$17.36	$10.10

Class R Shares:
Net Assets	$37		$35
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		2
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$30.04	*	$19.25	*

Class A1 Shares:
Net Assets			$6,266
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			324
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$19.33	*
Maximum offering price per share (maximum sales charge of 5.75%)			$20.51

Investor Class Shares:
Net Assets	$554,860,714		$604,449,633		$198,398,927	$15,703
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	20,126,681		33,491,313		11,893,329	1,567
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$27.57		$18.05		$16.68	$10.02

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	HCM Tactical	HCM Sector Plus	HCM Multi-Asset	HCM Dynamic
	Plus Fund	Fund	Plus Fund	Income Fund
INVESTMENT INCOME
Dividends	$10,590,420	$25,856,799	$11,958,825	$4,353,572
Interest	9,241,902	8,092,746	2,061,650	568,222
TOTAL INVESTMENT INCOME	19,832,322	33,949,545	14,020,475	4,921,794

EXPENSES
Investment advisory fees	20,695,962	20,516,628	6,936,818	1,597,069
Distribution (12b-1) fees:
Class A	2,627,503	2,438,564	1,143,542	283,147
Class A1	—	23	—	—
Investor Class	4,956,813	5,551,316	1,867,618	155
Third party administrative servicing fees	513,102	461,808	163,265	58,368
Administrative services fees	428,465	425,542	199,135	52,663
Transfer agent fees	352,458	363,067	242,304	162,057
Accounting services fees	203,433	207,973	96,769	26,475
Custodian fees	119,548	121,388	53,621	15,418
Registration fees	118,586	104,656	77,534	53,480
Printing and postage expenses	50,828	46,914	30,770	21,434
Compliance officer fees	41,070	41,093	27,512	17,922
Audit fees	22,024	22,044	22,024	22,005
Trustees fees and expenses	18,455	18,516	17,168	16,473
Legal fees	17,568	17,743	18,849	18,142
Insurance expense	14,996	15,299	8,504	3,989
Other expenses	5,852	11,924	8,821	4,022
TOTAL EXPENSES	30,186,663	30,364,498	10,914,254	2,352,819
NET INVESTMENT INCOME (LOSS)	(10,354,341)	3,585,047	3,106,221	2,568,975

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) from investments	123,961,715	73,762,158	81,903,362	(3,816,031)
Net change in unrealized appreciation (depreciation) on investments	41,968,924	7,745,002	(32,931,098)	7,935,163
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	165,930,639	81,507,160	48,972,264	4,119,132

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$155,576,298	$85,092,207	$52,078,485	$6,688,107

See accompanying notes to financial statements.

HCM Tactical Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment loss	$(10,354,341)	$(7,491,699)
Net realized gain from investments	123,961,715	191,670,563
Net change in unrealized appreciation on investments	41,968,924	175,797,839
Net increase in net assets resulting from operations	155,576,298	359,976,703

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(108,834,173)	—
Class I	(10,529,589)	—
Class R	(4)	—
Investor Class	(54,734,366)	—
Net decrease in net assets resulting from distributions to shareholders	(174,098,132)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	305,330,931	207,859,493
Class I	80,195,262	83,893,377
Investor Class	127,828,392	103,166,705
Net asset value of shares issued in reinvestment of distributions:
Class A	104,739,899	—
Class I	9,634,722	—
Class R	4	—
Investor Class	54,249,901	—
Payments for shares redeemed:
Class A	(361,991,208)	(327,658,421)
Class I	(48,884,964)	(31,616,283)
Investor Class	(85,401,600)	(49,364,314)
Net increase (decrease) in net assets resulting from shares of beneficial interest	185,701,339	(13,719,443)

TOTAL INCREASE IN NET ASSETS	167,179,505	346,257,260

NET ASSETS
Beginning of Year	1,617,331,418	1,271,074,158
End of Year	$1,784,510,923	$1,617,331,418

See accompanying notes to financial statements.

HCM Tactical Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class A:
Shares Sold	10,369,414	8,343,583
Shares Reinvested	3,483,999	—
Shares Redeemed	(12,470,758)	(13,388,813)
Net increase (decrease) in shares of beneficial interest outstanding	1,382,655	(5,045,230)

Class I:
Shares Sold	2,809,139	3,496,544
Shares Reinvested	316,307	—
Shares Redeemed	(1,673,027)	(1,286,131)
Net increase in shares of beneficial interest outstanding	1,452,419	2,210,413

Class R:
Shares Reinvested	— +	—
Net increase in shares of beneficial interest outstanding	— +	—

Investor Class:
Shares Sold	4,819,535	4,498,312
Shares Reinvested	1,958,480	—
Shares Redeemed	(3,196,784)	(2,093,282)
Net increase in shares of beneficial interest outstanding	3,581,231	2,405,030

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income (loss)	$3,585,047	$(2,018,661)
Net realized gain from investments	73,762,158	177,224,583
Net change in unrealized appreciation on investments	7,745,002	115,539,588
Net increase in net assets resulting from operations	85,092,207	290,745,510

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(123,845,220)	(41,749,421)
Class I	(13,178,980)	(4,562,769)
Class R	(4)	(1)
Class A1	(704)	(268)
Investor Class	(73,046,457)	(20,517,789)
Net decrease in net assets resulting from distributions to shareholders	(210,071,365)	(66,830,248)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	215,557,390	162,918,209
Class I	66,355,282	91,585,752
Class A1	392	462
Investor Class	153,547,408	121,176,491
Net asset value of shares issued in reinvestment of distributions:
Class A	120,509,238	40,892,950
Class I	12,374,229	4,209,591
Class R	4	1
Class A1	704	268
Investor Class	72,212,403	20,210,124
Payments for shares redeemed:
Class A	(273,327,085)	(301,842,899)
Class I	(36,194,010)	(33,772,641)
Class A1	(206)	(2,485)
Investor Class	(97,489,026)	(58,710,736)
Net increase in net assets resulting from shares of beneficial interest	233,546,723	46,665,087

TOTAL INCREASE IN NET ASSETS	108,567,565	270,580,349

NET ASSETS
Beginning of Year	1,613,490,160	1,342,909,811
End of Year	$1,722,057,725	$1,613,490,160

See accompanying notes to financial statements.

HCM Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class A:
Shares Sold	10,921,253	8,901,000
Shares Reinvested	6,379,187	2,328,756
Shares Redeemed	(14,097,069)	(16,662,608)
Net increase (decrease) in shares of beneficial interest outstanding	3,203,371	(5,432,852)

Class I:
Shares Sold	3,455,267	5,038,204
Shares Reinvested	646,511	237,696
Shares Redeemed	(1,875,033)	(1,851,311)
Net increase in shares of beneficial interest outstanding	2,226,745	3,424,589

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Class A1:
Shares Sold	21	26
Shares Reinvested	37	15
Shares Redeemed	(9)	(134)
Net increase (decrease) in shares of beneficial interest outstanding	49	(93)

Investor Class:
Shares Sold	8,418,439	7,005,627
Shares Reinvested	4,070,598	1,207,295
Shares Redeemed	(5,397,294)	(3,366,745)
Net increase in shares of beneficial interest outstanding	7,091,743	4,846,177

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$3,106,221	$3,499,713
Net realized gain from investments	81,903,362	58,860,804
Net change in unrealized appreciation (depreciation) on investments	(32,931,098)	71,232,904
Net increase in net assets resulting from operations	52,078,485	133,593,421

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(43,430,519)	(2,655,131)
Class I	(8,524,275)	(564,644)
Investor Class	(17,230,650)	(58,786)
Net decrease in net assets resulting from distributions to shareholders	(69,185,444)	(3,278,561)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	94,106,446	83,200,618
Class I	31,026,403	89,611,112
Investor Class	41,656,517	50,450,138
Net asset value of shares issued in reinvestment of distributions:
Class A	42,337,135	2,597,763
Class I	8,153,208	528,443
Investor Class	16,972,287	57,862
Payments for shares redeemed:
Class A	(130,005,344)	(169,003,459)
Class I	(37,503,837)	(28,164,087)
Investor Class	(38,744,358)	(43,196,036)
Net increase (decrease) in net assets resulting from shares of beneficial interest	27,998,457	(13,917,646)

TOTAL INCREASE IN NET ASSETS	10,891,498	116,397,214

NET ASSETS
Beginning of Year	737,782,662	621,385,448
End of Year	$748,674,160	$737,782,662

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class A:
Shares Sold	5,558,297	5,417,507
Shares Reinvested	2,529,100	170,569
Shares Redeemed	(7,705,477)	(11,231,280)
Net increase (decrease) in shares of beneficial interest outstanding	381,920	(5,643,204)

Class I:
Shares Sold	1,843,814	5,980,885
Shares Reinvested	485,599	34,607
Shares Redeemed	(2,335,989)	(1,811,388)
Net increase (decrease) in shares of beneficial interest outstanding	(6,576)	4,204,104

Investor Class:
Shares Sold	2,571,098	3,373,785
Shares Reinvested	1,045,092	3,899
Shares Redeemed	(2,408,492)	(2,857,553)
Net increase in shares of beneficial interest outstanding	1,207,698	520,131

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$2,568,975	$3,170,017
Net realized gain (loss) from investments	(3,816,031)	97,226
Net change in unrealized appreciation on investments	7,935,163	722,042
Net increase in net assets resulting from operations	6,688,107	3,989,285

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(2,344,625)	(3,092,414)
Class I	(345,683)	(414,975)
Investor Class	(254)	(0	) +
Net decrease in net assets resulting from distributions to shareholders	(2,690,562)	(3,507,389)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	37,824,967	25,149,770
Class I	3,898,888	16,963,931
Investor Class	—	11,571
Net asset value of shares issued in reinvestment of distributions:
Class A	2,273,040	3,037,183
Class I	312,837	366,388
Investor Class	33	0	+
Payments for shares redeemed:
Class A	(45,633,553)	(48,682,328)
Class I	(4,300,058)	(3,456,717)
Net decrease in net assets resulting from shares of beneficial interest	(5,623,846)	(6,610,202)

TOTAL DECREASE IN NET ASSETS	(1,626,301)	(6,128,306)

NET ASSETS
Beginning of Year	123,216,037	129,344,343
End of Year	$121,589,736	$123,216,037

+	Amount represents less than $0.50.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
SHARE ACTIVITY
Class A:
Shares Sold	3,804,851	2,587,118
Shares Reinvested	230,767	302,508
Shares Redeemed	(4,587,071)	(4,984,966)
Net decrease in shares of beneficial interest outstanding	(551,453)	(2,095,340)

Class I:
Shares Sold	388,419	1,737,944
Shares Reinvested	31,825	36,566
Shares Redeemed	(434,315)	(354,752)
Net increase (decrease) in shares of beneficial interest outstanding	(14,071)	1,419,758

Investor Class:
Shares Sold	—	1,563
Shares Reinvested	3	— +
Net increase in shares of beneficial interest outstanding	3	1,563

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class A	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$30.23	$23.47	$20.26		$26.15	$16.32
Activity from investment operations:
Net investment loss (1)	(0.12)	(0.09)	(0.07)		(0.31)	(0.29)
Net realized and unrealized gain (loss) on investments	3.11	6.85	3.41		(5.30)	10.80
Total from investment operations	2.99	6.76	3.34		(5.61)	10.51
Less distributions from:
Return of capital	—	—	(0.00	) (6)	—	—
Net realized gains	(3.19)	—	(0.13)		(0.28)	(0.68)
Total distributions	(3.19)	—	(0.13)		(0.28)	(0.68)
Paid-in-Capital From Redemption Fees	—	—	—		0.00 (6)	0.00 (6)
Net asset value, end of year	$30.03	$30.23	$23.47		$20.26	$26.15
Total return (2)	9.87%	28.80%	16.64%		(21.77)%	65.30%
Net assets, at end of year (000s)	$1,085,528	$1,050,839	$934,122		$752,628	$626,800
Ratio of gross expenses to average net assets (3)(4)	1.61%	1.61%	1.63%		1.64%	1.65%
Ratio of net expenses to average net assets (4)	1.61%	1.61%	1.63%		1.64%	1.65%
Ratio of net investment loss to average net assets (4)(5)	(0.42)%	(0.38)%	(0.37)%		(1.20)%	(1.33)%
Portfolio Turnover Rate	264%	188%	298%		107%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class I	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$30.56	$23.66	$20.38		$26.23	$16.33
Activity from investment operations:
Net investment loss (1)	(0.04)	(0.02)	(0.03)		(0.25)	(0.25)
Net realized and unrealized gain (loss) on investments	3.14	6.92	3.44		(5.32)	10.83
Total from investment operations	3.10	6.90	3.41		(5.57)	10.58
Less distributions from:
Return of capital	—	—	(0.00	) (6)	—	—
Net realized gains	(3.19)	—	(0.13)		(0.28)	(0.68)
Total distributions	(3.19)	—	(0.13)		(0.28)	(0.68)
Paid-in-Capital From Redemption Fees	—	—	—		0.00 (6)	—
Net asset value, end of year	$30.47	$30.56	$23.66		$20.38	$26.23
Total return (2)	10.14%	29.16%	16.88%		(21.55)%	65.70%
Net assets, at end of year (000s)	$144,123	$100,139	$25,235		$15,316	$7,960
Ratio of gross expenses to average net assets (3)(4)	1.36%	1.36%	1.37%		1.39%	1.40%
Ratio of net expenses to average net assets (4)	1.36%	1.36%	1.37%		1.39%	1.40%
Ratio of net investment loss to average net assets (4)(5)	(0.14)%	(0.10)%	(0.13)%		(0.95)%	(1.08)%
Portfolio Turnover Rate	264%	188%	298%		107%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class R	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$30.24	$23.48	$20.27		$26.16	$16.33
Activity from investment operations:
Net investment income (1)	0.18 (7)	0.15 (7)	0.06	(7)	0.07	0.03
Net realized and unrealized gain (loss) on investments	2.81	6.61	3.28		(5.68)	10.48
Total from investment operations	2.99	6.76	3.34		(5.61)	10.51
Less distributions from:
Return of capital	—	—	(0.00	) (8)	—	—
Net realized gains	(3.19)	—	(0.13)		(0.28)	(0.68)
Total distributions	(3.19)	—	(0.13)		(0.28)	(0.68)
Net asset value, end of year	$30.04	$30.24	$23.48		$20.27	$26.16
Total return (2)	9.87%	28.79%	16.63%		(21.76)%	65.26%
Net assets, at end of year (6)	$37	$34	$26		$23	$29
Ratio of gross expenses to average net assets (3)(4)	1.46%	1.46%	1.48%		1.49%	1.50%
Ratio of net expenses to average net assets (4)	1.46%	1.46%	1.48%		1.49%	1.50%
Ratio of net investment income (loss) to average net assets (4)(5)	0.61%	0.61%	0.31%		(1.05)%	(1.18)%
Portfolio Turnover Rate	264%	188%	298%		107%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Net investment income per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statement of Operations due to timing of shareholder transactions for the year.

(8)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Investor Class	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$28.19	$22.04	$19.18		$24.96	$15.71
Activity from investment operations:
Net investment loss (1)	(0.31)	(0.26)	(0.22)		(0.49)	(0.44)
Net realized and unrealized gain (loss) on investments	2.88	6.41	3.21		(5.01)	10.37
Total from investment operations	2.57	6.15	2.99		(5.50)	9.93
Less distributions from:
Return of capital	—	—	(0.00	) (6)	—	—
Net realized gains	(3.19)	—	(0.13)		(0.28)	(0.68)
Total distributions	(3.19)	—	(0.13)		(0.28)	(0.68)
Paid-in-Capital From Redemption Fees	—	—	—		0.00 (6)	0.00 (6)
Net asset value, end of year	$27.57	$28.19	$22.04		$19.18	$24.96
Total return (2)	9.06%	27.90%	15.75%		(22.37)%	64.13%
Net assets, at end of year (000s)	$554,861	$466,354	$311,717		$208,464	$179,812
Ratio of gross expenses to average net assets (3)(4)	2.36%	2.36%	2.37%		2.39%	2.40%
Ratio of net expenses to average net assets (4)	2.36%	2.36%	2.37%		2.39%	2.40%
Ratio of net investment loss to average net assets (4)(5)	(1.16)%	(1.09)%	(1.14)%		(1.95)%	(2.08)%
Portfolio Turnover Rate	264%	188%	298%		107%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$20.82	$17.90	$17.28	$19.05	$11.94
Activity from investment operations:
Net investment income (loss) (1)	0.09	0.01 (7)	0.06	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	1.02	3.80	1.85	(1.74)	7.14
Total from investment operations	1.11	3.81	1.91	(1.77)	7.11
Less distributions from:
Net investment income	—	(0.03)	—	—	—
Net realized gains	(2.63)	(0.86)	(1.29)	—	—
Total distributions	(2.63)	(0.89)	(1.29)	—	—
Paid-in-Capital From Redemption Fees	—	—	—	0.00 (6)	0.00 (6)
Net asset value, end of year	$19.30	$20.82	$17.90	$17.28	$19.05
Total return (2)	5.61%	22.18%	12.17%	(9.29)%	59.55%
Net assets, at end of year (000s)	$980,802	$991,374	$949,351	$920,476	$739,011
Ratio of gross expenses to average net assets (3)(5)	1.61%	1.62%	1.61%	1.63%	1.64%
Ratio of net expenses to average net assets (5)	1.61%	1.62%	1.61%	1.63%	1.64%
Ratio of net investment income (loss) to average net assets (4)(5)	0.44%	0.05%	0.38%	(0.14)%	(0.18)%
Portfolio Turnover Rate	226%	108%	178%	49%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class I	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$21.03	$18.07	$17.39	$19.12	$11.95
Activity from investment operations:
Net investment income (loss) (1)	0.15	0.06 (7)	0.11	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	1.02	3.83	1.86	(1.72)	7.14
Total from investment operations	1.17	3.89	1.97	(1.73)	7.17
Less distributions from:
Net investment income	—	(0.07)	—	—	—
Net realized gains	(2.63)	(0.86)	(1.29)	—	—
Total distributions	(2.63)	(0.93)	(1.29)	—	—
Paid-in-Capital From Redemption Fees	—	—	—	0.00 (6)	0.00 (6)
Net asset value, end of year	$19.57	$21.03	$18.07	$17.39	$19.12
Total return (2)	5.85%	22.51%	12.45%	(9.05)%	60.00%
Net assets, at end of year (000s)	$136,800	$100,145	$24,163	$17,170	$33,183
Ratio of gross expenses to average net assets (3)(5)	1.36%	1.37%	1.36%	1.38%	1.39%
Ratio of net expenses to average net assets (5)	1.36%	1.37%	1.36%	1.38%	1.39%
Ratio of net investment income (loss) to average net assets (4)(5)	0.75%	0.34%	0.63%	(0.04)%	0.18%
Portfolio Turnover Rate	226%	108%	178%	49%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$20.77	$17.90	$17.28	$19.05	$11.94
Activity from investment operations:
Net investment income (1)	0.26	0.19 (7)	0.16	0.19	0.18
Net realized and unrealized gain (loss) on investments	0.85	3.61	1.75	(1.96)	6.93
Total from investment operations	1.11	3.80	1.91	(1.77)	7.11
Less distributions from:
Net investment income	—	(0.07)	—	—	—
Net realized gains	(2.63)	(0.86)	(1.29)	—	—
Total distributions	(2.63)	(0.93)	(1.29)	—	—
Net asset value, end of year	$19.25	$20.77	$17.90	$17.28	$19.05
Total return (2)	5.62%	22.20%	12.17%	(9.29)%	59.55%
Net assets, at end of year (6)	$35	$33	$27	$24	$26
Ratio of gross expenses to average net assets (3)(5)	1.46%	1.47%	1.46%	1.48%	1.49%
Ratio of net expenses to average net assets (5)	1.46%	1.47%	1.46%	1.48%	1.49%
Ratio of net investment income to average net assets (4)(5)	1.33%	1.03%	0.96%	0.80%	1.00%
Portfolio Turnover Rate	226%	108%	178%	49%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Actual net assets, not truncated.

(7)	Net investment income per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A1	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$20.88	$17.95	$17.35	$19.16	$12.04
Activity from investment operations:
Net investment income (loss) (1)	0.06	(0.03)	0.03	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	1.02	3.82	1.86	(1.74)	7.21
Total from investment operations	1.08	3.79	1.89	(1.81)	7.12
Less distributions from:
Net realized gains	(2.63)	(0.86)	(1.29)	—	—
Total distributions	(2.63)	(0.86)	(1.29)	—	—
Paid-in-Capital From Redemption Fees	—	—	—	—	0.00 (6)
Net asset value, end of year	$19.33	$20.88	$17.95	$17.35	$19.16
Total return (2)	5.43%	22.01%	11.99%	(9.45)%	59.14%
Net assets, at end of year (000s)	$6	$6	$7	$6	$5
Ratio of gross expenses to average net assets (3)(5)	1.76%	1.77%	1.76%	1.78%	1.79%
Ratio of net expenses to average net assets (5)	1.76%	1.77%	1.76%	1.78%	1.79%
Ratio of net investment income (loss) to average net assets (4)(5)	0.30%	(0.15)%	0.20%	(0.33)%	(0.60)%
Portfolio Turnover Rate	226%	108%	178%	49%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$19.77		$17.14	$16.72	$18.58	$11.73
Activity from investment operations:
Net investment loss (1)	(0.05	) (7)	(0.11)	(0.06)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments	0.96		3.60	1.77	(1.69)	6.99
Total from investment operations	0.91		3.49	1.71	(1.86)	6.85
Less distributions from:
Net realized gains	(2.63)		(0.86)	(1.29)	—	—
Total distributions	(2.63)		(0.86)	(1.29)	—	—
Paid-in-Capital From Redemption Fees	—		—	—	0.00 (6)	0.00 (6)
Net asset value, end of year	$18.05		$19.77	$17.14	$16.72	$18.58
Total return (2)	4.84%		21.28%	11.34%	(10.01)%	58.40%
Net assets, at end of year (000s)	$604,450		$521,965	$369,389	$269,388	$205,855
Ratio of gross expenses to average net assets (3)(5)	2.36%		2.37%	2.36%	2.38%	2.39%
Ratio of net expenses to average net assets (5)	2.36%		2.37%	2.36%	2.38%	2.39%
Ratio of net investment loss to average net assets (4)(5)	(0.30)%		(0.68)%	(0.41)%	(0.89)%	(0.90)%
Portfolio Turnover Rate	226%		108%	178%	49%	2%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment loss per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class A	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021
Net asset value, beginning of year	$17.63	$14.52	$13.22	$16.25		$12.30
Activity from investment operations:
Net investment income (loss) (1)	0.10	0.11	0.06	(0.01)		0.02
Net realized and unrealized gain (loss) on investments	1.22	3.10	1.24	(2.95)		4.01
Total from investment operations	1.32	3.21	1.30	(2.96)		4.03
Less distributions from:
Net investment income	(0.10)	(0.10)	—	(0.04)		(0.04)
Return of capital	—	—	—	(0.00	) (6)	—
Net realized gains	(1.58)	—	—	(0.03)		(0.04)
Total distributions	(1.68)	(0.10)	—	(0.07)		(0.08)
Paid-in-Capital From Redemption Fees	—	—	—	0.00	(6)	0.00 (6)
Net asset value, end of year	$17.27	$17.63	$14.52	$13.22		$16.25
Total return (2)	7.77%	22.19%	9.83%	(18.28)%		32.85%
Net assets, at end of year (000s)	$465,667	$468,644	$468,047	$565,518		$416,354
Ratio of gross expenses to average net assets (3)(4)	1.33%	1.34%	1.35%	1.35%		1.38%
Ratio of net expenses to average net assets (4)	1.33%	1.34%	1.35%	1.35%		1.38%
Ratio of net investment income (loss) to average net assets (4)(5)	0.58%	0.69%	0.43%	(0.05)%		0.19%
Portfolio Turnover Rate	187%	106%	232%	128%		5%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class I	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021
Net asset value, beginning of year	$17.69	$14.57	$13.23	$16.26		$12.30
Activity from investment operations:
Net investment income (loss) (1)	0.14	0.14	0.10	0.05		(0.01)
Net realized and unrealized gain (loss) on investments	1.25	2.99	1.24	(2.98)		4.08
Total from investment operations	1.39	3.13	1.34	(2.93)		4.07
Less distributions from:
Net investment income	(0.14)	(0.01)	—	(0.07)		(0.07)
Return of capital	—	—	—	(0.00	) (6)	—
Net realized gains	(1.58)	—	—	(0.03)		(0.04)
Total distributions	(1.72)	(0.01)	—	(0.10)		(0.11)
Paid-in-Capital From Redemption Fees	—	—	—	0.00	(6)	0.00 (6)
Net asset value, end of year	$17.36	$17.69	$14.57	$13.23		$16.26
Total return (2)	8.19%	22.49%	10.13%	(18.12)%		33.15%
Net assets, at end of year (000s)	$84,608	$86,325	$9,838	$4,376		$6,600
Ratio of gross expenses to average net assets (3)(4)	1.08%	1.09%	1.10%	1.10%		1.13%
Ratio of net expenses to average net assets (4)	1.08%	1.09%	1.10%	1.10%		1.13%
Ratio of net investment income (loss) to average net assets (4)(5)	0.85%	0.92%	0.79%	0.31%		(0.08)%
Portfolio Turnover Rate	187%	106%	232%	128%		5%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Multi-Asset Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
Investor Class	June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
Net asset value, beginning of year	$17.11		$14.12		$12.95		$16.00	$12.16
Activity from investment operations:
Net investment loss (1)	(0.03	) (7)	(0.01	) (7)	(0.03	) (7)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	1.18		3.14		1.20		(2.91)	3.96
Total from investment operations	1.15		3.13		1.17		(3.02)	3.88
Less distributions from:
Net investment income	—		(0.14)		—		—	—
Net realized gains	(1.58)		—		—		(0.03)	(0.04)
Total distributions	(1.58)		(0.14)		—		(0.03)	(0.04)
Paid-in-Capital From Redemption Fees	—		—		—		0.00 (6)	0.00 (6)
Net asset value, end of year	$16.68		$17.11		$14.12		$12.95	$16.00
Total return (2)	6.94%		21.22%		9.03%		(18.90)%	31.93%
Net assets, at end of year (000s)	$198,399		$182,813		$143,501		$119,876	$97,342
Ratio of gross expenses to average net assets (3)(4)	2.08%		2.09%		2.10%		2.10%	2.13%
Ratio of net expenses to average net assets (4)	2.08%		2.09%		2.10%		2.10%	2.13%
Ratio of net investment loss to average net assets (4)(5)	(0.16)%		(0.06)%		(0.29)%		(0.75)%	(0.55)%
Portfolio Turnover Rate	187%		106%		232%		128%	5%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Net investment loss per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended
Class A	June 30, 2025	June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of year	$9.78	$9.74	$10.00
Activity from investment operations:
Net investment income (2)	0.20	0.24	0.15
Net realized and unrealized gain (loss) on investments	0.33	0.06	(0.37)
Total from investment operations	0.53	0.30	(0.22)
Less distributions from:
Net investment income	(0.21)	(0.26)	(0.04)
Total distributions	(0.21)	(0.26)	(0.04)
Net asset value, end of year	$10.10	$9.78	$9.74
Total return (3)	5.50%	2.97%	(2.16)%
Net assets, at end of year (000s)	$107,378	$109,322	$129,341
Ratio of gross expenses to average net assets (4)(5)	1.86%	1.88%	1.92%
Ratio of net expenses to average net assets (5)	1.86%	1.88%	1.92%
Ratio of net investment income to average net assets (5)(6)	1.98%	2.42%	1.57%
Portfolio Turnover Rate	201%	179%	298%

(1)	The HCM Dynamic Income Fund’s Class A shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended
Class I	June 30, 2025	June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of year	$9.77	$9.74	$10.00
Activity from investment operations:
Net investment income (2)	0.22	0.24	0.03
Net realized and unrealized gain (loss) on investments	0.35	0.07	(0.24)
Total from investment operations	0.57	0.31	(0.21)
Less distributions from:
Net investment income	(0.24)	(0.28)	(0.05)
Total distributions	(0.24)	(0.28)	(0.05)
Net asset value, end of year	$10.10	$9.77	$9.74
Total return (3)	5.89%	3.14%	(2.06)%
Net assets, at end of year (000s)	$14,196	$13,879	$4
Ratio of gross expenses to average net assets (4)(5)	1.61%	1.62%	1.66%
Ratio of net expenses to average net assets (5)	1.61%	1.62%	1.66%
Ratio of net investment income to average net assets (5)(6)	2.22%	2.45%	0.31%
Portfolio Turnover Rate	201%	179%	298%

(1)	The HCM Dynamic Income Fund’s Class I shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended
Investor Class	June 30, 2025	June 30, 2024	June 30, 2023 (1)
Net asset value, beginning of year	$9.72	$9.74	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.12	0.08	(0.23	) (8)
Net realized and unrealized gain on investments	0.34	0.18	0.02
Total from investment operations	0.46	0.26	(0.21)
Less distributions from:
Net investment income	(0.16)	(0.28)	(0.05)
Total distributions	(0.16)	(0.28)	(0.05)
Net asset value, end of year	$10.02	$9.72	$9.74
Total return (3)	4.80%	2.61%	(2.06)%
Net assets, at end of period (000s)	$16	$15	$10	(7)
Ratio of gross expenses to average net assets (4)(5)	2.61%	2.62%	2.67%
Ratio of net expenses to average net assets (5)	2.61%	2.62%	2.67%
Ratio of net investment income (loss) to average net assets (5)(6)	1.22%	0.84%	(2.32)%
Portfolio Turnover Rate	201%	179%	298%

(1)	The HCM Dynamic Income Fund’s Investor Class shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Actual net assets, not truncated.

(8)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate income and loss in the Statements of Operations due to timing of shareholder transactions for the year.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.	ORGANIZATION

The HCM Tactical Plus Fund (“HTPF”), formerly known as HCM Tactical Growth Fund, HCM Sector Plus Fund (“HSPF”), formerly known as HCM Dividend Sector Plus Fund, HCM Multi-Asset Plus Fund (“HMAPF”), formerly known as HCM Income Plus Fund and HCM Dynamic Income Fund (“HDIF”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTPF’s and HSPF’s investment objective is to seek long-term capital appreciation. HMAPF’s and HDIF’s investment objective is to seek total return. Each Fund is a “fund of funds”, in that they will generally invest in other investment companies. HTPF commenced operations on July 30, 2014. HSPF commenced operations on March 11, 2015. HMAPF commenced operations on November 9, 2016. HDIF commenced operations on June 30, 2022.

The Funds offer Class A, Class I and Investor Class shares. HTPF and HSPF also offer Class R shares although such Class R shares are not currently available for sale. HSPF also offers Class A1 shares. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTPF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies", including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for each Fund’s assets measured at fair value:

HCM Tactical Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$46,912,445	$—	$—	$46,912,445
Exchange-Traded Funds	1,734,368,814	—	—	1,734,368,814
Total	$1,781,281,259	$—	$—	$1,781,281,259

HCM Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$187,484,828	$—	$—	$187,484,828
Exchange-Traded Funds	1,527,549,142	—	—	1,527,549,142
Total	$1,715,033,970	$—	$—	$1,715,033,970

HCM Multi-Asset Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$745,732,598	$—	$—	$745,732,598
Total	$745,732,598	$—	$—	$745,732,598

HCM Dynamic Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$120,747,470	$—	$—	$120,747,470
Total	$120,747,470	$—	$—	$120,747,470

The Funds did not hold any Level 2 or 3 securities during the year.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds have qualified income and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2022 through June 30, 2024, or expected to be taken in the Funds’ June 30, 2025 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Plus Fund	$3,729,198,609	$3,621,704,132
HCM Sector Plus Fund	3,362,570,825	3,334,416,577
HCM Multi-Asset Plus Fund	1,265,711,116	1,303,706,510
HCM Dynamic Income Fund	240,337,600	228,427,111

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTPF,

HSPF and HDIF, and 0.95% for HMAPF. For the year ended June 30, 2025, the Adviser earned investment advisory fees of $20,695,962, $20,516,628, $6,936,818, and $1,597,069 for HTPF, HSPF, HMAPF and HDIF, respectively.

Effective February 26, 2024, the Adviser has agreed to revise the annual advisory fee for HTPF, HSPF and HDIF at the annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion, 1.20% on assets between $2 billion and $3 billion and 1.15% on assets greater than $3 billion.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed until November 1, 2026 to waive a portion of its advisory fee and agreed to reimburse HDIF for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class I	Investor Class
HDIF	1.99%	1.74%	2.74%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. HTGF, HDSPF and HIPF currently do not have a Waiver Agreement in place. During the year ended June 30, 2025, the Adviser waived $0 in fees pursuant to the Waiver Agreements for HDIF and there are no waived fees available for recoupment.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTPF, 0.25%, 0.40%, 1.00%, and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class and Class R shares, respectively for HSPF, 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HMAPF and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HDIF and is paid to Northern Lights Distributors, LLC (the "Distributor") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class R shares are not currently accruing fees as they are not currently available for sale. For the year ended June 30, 2025, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares were as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Plus Fund	$2,627,503	$—	$4,956,813
HCM Sector Plus Fund	2,438,564	23	5,551,316
HCM Multi-Asset Plus Fund	1,143,542	—	1,867,618
HCM Dynamic Income Fund	283,147	—	155

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. On sales of HTPF’s Class A shares for the year ended June 30, 2025, the Distributor received $139,450 from front-end sales charges of which $20,462 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HSPF’s Class A shares for the year ended June 30, 2025 the Distributor received $129,071 from front-end sales charges of which $18,588 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HMAPF’s Class A shares for the year ended June 30, 2025, the Distributor received $22,706 from front-end sales charges, of which $3,272 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDIF’s Class A shares for the year ended June 30, 2025, the Distributor received $10,538 from front-end sales charges, of which $1,590 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by either Funds for serving in such capacities.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025, and June 30, 2024, were as follows:

For the year ended June 30, 2025
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Plus Fund	$136,306,404	$37,791,728	$—	$—	$174,098,132
HCM Sector Plus Fund	166,269,817	43,801,548	—	—	210,071,365
HCM Multi-Asset Plus Fund	14,909,700	54,275,744	—	—	69,185,444
HCM Dynamic Income Fund	2,690,562	—	—	—	2,690,562

For the year ended June 30, 2024
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Plus Fund	$—	$—	$—	$—	$—
HCM Sector Plus Fund	65,189,207	1,641,041	—	—	66,830,248
HCM Multi-Asset Plus Fund	3,278,561	—	—	—	3,278,561
HCM Dynamic Income Fund	3,507,389	—	—	—	3,507,389

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Plus Fund	$—	$35,242,654	$(4,687,412)	$—	$—	$466,083,289	$496,638,531
HCM Sector Plus Fund	2,099,135	—	(3,435,457)	—	—	274,889,558	273,553,236
HCM Multi-Asset Plus Fund	20,414,396	—	—	—	—	107,140,825	127,555,221
HCM Dynamic Income Fund	958,798	—	—	(8,923,973)	—	9,139,801	1,174,626

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows: The HCM Tactical Plus Fund incurred and elected to defer such late year losses of $4,687,412.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. HCM Sector Plus Fund incurred elected to defer such capital losses of $ 3,435,457.

At June 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Tactical Plus Fund	$—	$—	$—	$—
HCM Sector Plus Fund	—	—	—	—
HCM Multi-Asset Plus Fund	—	—	—	—
HCM Dynamic Income Fund	8,923,973	—	8,923,973	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of use of tax equalization credits and adjustments for prior year tax returns, resulted in reclassification for the year ended June 30, 2025, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Tactical Plus Fund	$10,109,749	$(10,109,749)
HCM Sector Plus Fund	2,204,936	(2,204,936)
HCM Multi-Asset Plus Fund	3,114,129	(3,114,129)
HCM Dynamic Income Fund	—	—

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net Unrealized
	Cost for Federal	Gross Unrealized	Gross Unrealized	Appreciation
Portfolio	Tax purposes	Appreciation	(Depreciation)	(Depreciation)
HCM Tactical Plus Fund	$1,315,197,970	$504,477,237	$(38,393,948)	$466,083,289
HCM Sector Plus Fund	1,440,144,412	345,107,364	(70,217,806)	274,889,558
HCM Multi-Asset Plus Fund	638,591,773	118,545,283	(11,404,458)	107,140,825
HCM Dynamic Income	111,607,669	9,843,914	(704,113)	9,139,801

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended June 30, 2025, no Fund assessed redemption fees.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2025, National Financial Services and Pershing LLC owned 30.5% and 25.9% of HTPF, respectively. As of June 30, 2025 National Financial Services and Pershing LLC owned 31.1% and 28.2% of HSPF, respectively. As of June 30, 2025, Pershing LLC, Charles Schwab, and National Financial

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Services owned 32.0%, 27.6%, and 25.5% of HMAPF, respectively. As of June 30, 2025, Pershing LLC owned 27.1% of HDIF.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Effective July 21, 2025, HCM Tactical Growth Fund was renamed “HCM Tactical Plus Fund”, HCM Dividend Sector Plus Fund was renamed “HCM Sector Plus Fund” and HCM Income Plus Fund renamed “HCM Multi-Asset Plus Fund”.

Report of Independent Registered Public Accounting Firm

To the Shareholders of HCM Tactical Plus Fund, HCM Sector Plus Fund, HCM Multi-Asset Plus Fund, and HCM Dynamic Income Fund and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of HCM Tactical Plus Fund (formerly, HCM Tactical Growth Fund), HCM Sector Plus Fund (formerly, HCM Dividend Sector Plus Fund), HCM Multi-Asset Plus Fund (formerly, HCM Income Plus Fund), and HCM Dynamic Income Fund (collectively, the Funds), including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended for HCM Tactical Plus Fund, HCM Sector Plus Fund, and HCM Multi-Asset Plus Fund and for each of the three years in the period then ended for HCM Dynamic Income Fund.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for HCM Tactical Plus Fund, HCM Sector Plus Fund, and HCM Multi-Asset Plus Fund and for each of the three years in the period then ended for HCM Dynamic Income Fund.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Howard Capital Management, Inc. investment companies since 2015.

Denver, Colorado
August 28, 2025

The HCM Funds
Additional Information (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Advisory Agreements – HCM Dividend Sector Plus Fund, HCM Income Plus Fund, HCM Tactical Growth Fund and HCM Dynamic Income Fund*

In connection with a meeting held on February 26-27, 2025, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Howard Capital Management, Inc. (the “Adviser”) and the Trust, with respect to HCM Dividend Sector Plus Fund (“HCM DSP”), HCM Income Plus Fund (“HCM IP”), HCM Tactical Growth Fund (“HCM TG”) and HCM Dynamic Income Fund (“HCM DI”) (collectively, the “HCM Funds”). In considering the renewal of the Advisory Agreements, the Board reviewed materials specifically relating to the HCM Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board noted that the Adviser was founded in 1999 and had approximately $7 billion in total assets under management. The Board reviewed the background information of key investment personnel servicing the HCM Funds and recognized their broad investment experience. The Board discussed the Adviser’s continued utilization of its proprietary quantitative models which generated buy/sell signals to determine when and in which market sectors the HCM Funds should be invested in. The Board noted the Adviser augmented the models with third-party research on macroeconomic factors, international markets, and interest rate direction. The Board reviewed the Adviser’s use of the proprietary quantitative models to mitigate downside risk in the HCM Funds. The Board noted that the Adviser had defined inputs in its proprietary model to ensure compliance with each HCM Fund’s investment limitations. The Board noted that the Adviser engaged a third-party consultant to annually audit the Adviser’s cybersecurity protocols. The Board observed that the Adviser selected broker/dealers based on best execution. The Trust’s CCO and the Board observed that the Adviser had reported no material compliance issues or data security incidents since the advisory agreements were last approved. The Board concluded that it could reasonably expect the Adviser to continue providing quality service to the HCM Funds and their respective shareholders.

Performance.

HCM DSP— The Board observed that HCM DSP earned a 3-star Morningstar rating and outperformed its peer group, Morningstar category and benchmark over the prior 1-year, 5-year and since inception periods. Over the prior 3-year period, the Board further observed that HCM DSP underperformed its peer group, Morningstar category and its benchmark. The Board noted that HCM DSP had produced positive returns over the long-term.

The HCM Funds
Additional Information (Unaudited)(Continued)
June 30, 2025

HCM IP— The Board commented that HCM IP earned a 4-star Morningstar category and outperformed its peer group, Morningstar category and benchmark over the prior 1 -year, 5-year and since inception periods. The Board further commented that HCM IP outperformed its benchmark and peer group, but that returns were below its Morningstar category median, over the prior 3-year period.

HCM TG— The Board noted that HCM TG earned a 3-star Morningstar category and outperformed its peer group, Morningstar category and benchmark over the prior 1 -year, 5-year, and since inception periods. The Board further noted that HCM TG underperformed its peer group, Morningstar category and benchmark over the 3-year period. The Board commented that HCM TG significantly outperformed the hedged equity index over the prior 1-year, 5-year and since inception periods but underperformed over the 3-year period. The Board acknowledged the Adviser’s explanation that HCM TG’s underperformance over the 3-year period was attributable to the volatile market in 2022 and the subsequent whipsaw created when the proprietary model signaled to reenter the market.

HCM DI— The Board commented that HCM DI outperformed its peer group, Morningstar category and benchmark over the prior 1-year period. The Board further commented that HCM DI outperformed the benchmark but underperformed the peer group and Morningstar category over the since inception period. The Board noted that because HCM DI was recently launched, the strategy should be given additional time, and recent performance had shown improvement.

The Board considered the Adviser’s analysis of the factors that impacted performance, and the Adviser’s ongoing efforts to achieve positive results. After further discussion, the Board concluded that the performance of each HCM Fund was satisfactory.

Fees and Expenses. The Board noted that the advisory fee of each HCM Fund was higher than its peer group and Morningstar category medians and averages, and in the case of HCM TG and HCM DSP, the highest fee in the category. The Board considered the Adviser’s explanation for its fees which included that its proprietary model had been developed over many years through extensive research and was continually being reviewed and refined, as deemed appropriate. The Board discussed that the Adviser believed the utilization of its proprietary model commanded a premium. The Board noted that the Adviser had agreed to introduce breakpoints to the fees paid by HCM DSP, HCM TG and HCM DI when HCM Fund’s assets exceeded $2 billion. The Board acknowledged that HCM DI currently had an expense limitation in place of 1.74% for Class I shares, 1.99% for Class A shares and 2.74% for Investor Class shares. The Board concluded that the advisory fee for each HCM Fund was not unreasonable.

Economies of Scale. The Board noted that the Adviser agreed to breakpoints for HCM DSP, HCM TG, and HCM DI, reducing the advisory fee from 1.25% to 1.20% for assets over $2 billion to $3 billion and to 1.15% on assets over $3 billion.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the HCM Funds and noted that the Adviser had earned a reasonable profit in connection with each HCM Fund. The Board acknowledged the Adviser’s continuing investments in resources to effectively manage the HCM Funds. The Board concluded that the Adviser’s profitability for each of the HCM Funds was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of each Advisory Agreement was in the best interests of the HCM Funds and their respective shareholders.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the HCM Funds. Effective July 21, 2025, HCM Dividend Sector Plus was renamed "HCM Sector Plus Fund", HCM Income Plus Fund was renamed "HCM Multi-Asset Plus Fund" and HCM Tactical Growth Fund was renamed "HCM Tactical Plus Fund."

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-969-8464, by visiting https://howardcmfunds.com/, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	09/05/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	09/05/25

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	09/05/25